Note 17 - Accrued Expenses and Other Current Liabilities (Details) - Accrued Expenses and Other Current Liabilities (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued bonus	$ 3,612,689	$ 3,687,135
Accrued professional service fees	760,780	676,758
Withholding individual income tax-option exercise	61,683	61,683
Value added taxes and other taxes payable	945,471	915,601
Accrued raw data cost	762,492	565,747
Accrued bandwidth cost	127,650	68,168
Accrued welfare benefits	72,160	117,392
Acquisition consideration payable		2,221,680
Amount payable related to business restructure (Note 4)	360,520
Accrued sales service fees	491,981	213,314
Others	1,642,308	1,168,984
	$ 8,837,734	$ 9,696,462